Contingencies - Additional Information (Detail) R$ in Millions	4 Months Ended		12 Months Ended
	Jan. 31, 2016 USD ($)	Jan. 31, 2016 BRL (R$)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 BRL (R$) shares	Aug. 31, 2016 USD ($)	Aug. 31, 2016 BRL (R$)	Dec. 31, 2015 USD ($) shares	Nov. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of detailed information about material tax [line items]
Exposure to credit risk			$ 19,679,000,000	$ 22,643,000,000
Provisions recorded			$ 2,400,000,000	$ 2,278,000,000					$ 897,000,000
Net proposed tax assessment											$ 300,000,000
Additional proposed tax assessment										$ 100,000,000
Number of shares issued | shares			1,934,000,000	1,606,000,000		1,934,000,000			1,607,000,000
Ambev [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			$ 200,000,000			R$ 500
Tax Assessment During 2005 [member] | Foreign subsidiaries [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Exposure to credit risk			1,800,000,000			6,100
Estimate of possible loss			13,000,000			44
Tax Assessment in December 2011 [member] | Ambev [Member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			2,500,000,000			8,300
Tax Assessment in December 2011 [member] | Ambev [Member] | CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			300,000,000			1,100
Tax assessment in October 2013 [member] | Ambev [Member] | Beverage Associates Holding Limited [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			500,000,000			1,600
Tax Assessment in December 2014 [member] | Ambev [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			1,300,000,000			4,400
Tax Assessment During 2014 and First Quarter of 2015 [member] | Ambev [Member]
Disclosure of detailed information about material tax [line items]
Exposure to credit risk			2,200,000,000			7,200
Tax Assessment in April 2016 [member] | Ambev [Member] | Arosuco [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			200,000,000			600
Tax Assessment in December 2015 [member] | Ambev [Member] | Integration program social security financing levy [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			900,000,000			3,100
Rio de Janeiro [member] | Ambev [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			200,000,000			600
Tax assessment amount			300,000,000			900
Payment made related to proceedings	$ 100,000,000	R$ 300
State of Sao Paulo [member] | Ambev [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			600,000,000			1,900
Minas Gerais [member] | Ambev [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			1,800,000,000			5,800
Tax assessment amount			300,000,000			900	$ 400,000,000	R$ 1,400
Provisions recorded			2,000,000			7
Disallowance of presumed credits and other IPI excise tax credits [member] | Ambev [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			1,000,000,000			3,200
IPI excise tax [member] | Tax Assessment in 2014 and 2015 [member] | Ambev [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			500,000,000			R$ 1,500
Legal proceedings contingent liability [member]
Disclosure of detailed information about material tax [line items]
Punitive, exemplary and aggravated damages				$ 4,000,000	$ 5,000,000
Pension benefit			8,000,000
Legal fees			1,000,000
Pension liability			$ 68,000,000
Legal proceedings contingent liability [member] | Top of range [member]
Disclosure of detailed information about material tax [line items]
Claims on damages				$ 1,100,000,000	$ 1,400,000,000
Legal proceedings contingent liability [member] | Ambev [Member]
Disclosure of detailed information about material tax [line items]
Number of shares issued | shares			172,831,574			172,831,574
Percentage of shares issued diluted			1.00%
Claim on dividends of shares			$ 256,000,000			R$ 847